Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature
Summary of expenses by nature

	December31,	December 31,
	2021	2020
	$	$
Employee wages, salaries and benefits	27,257,073	21,688,806
Professional fees	1,927,512	1,192,156
Contractor consulting fees	2,768,516	3,091,714
Hosting and data costs	5,280,774	6,049,104
Insurance	1,820,269	283,536
Public company fees	467,606	490,445
Other	4,271,053	4,406,931
	$43,792,803	$37,202,692

Summary of subsidies which have all been offset against employee wages, salaries and benefits

	December 31,	December 31,
	2021	2020
	$	$
Wage subsidy (CEWS)	—	947,576
IRAP	2,149,092	1,386,108
Paycheck protection program (PPP) loan forgiveness	—	1,816,836
	$2,149,092	$4,152,540